Note 24 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income tax, net of refunds	$ 46,492	$ 73,031
Interest	29,148	27,685
Dividends declared but not paid	2,009	1,992
Rent expense	$ 79,795	$ 76,893